Document And Entity Information	6 Months Ended
Jun. 30, 2023
Document Information Line Items
Entity Registrant Name	SCISPARC LTD.
Document Type	F-1
Amendment Flag	false
Entity Central Index Key	0001611746
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	L3
Entity Address, Address Line One	Puglisi & Associates
Entity Address, Address Line Two	Suite 204
Entity Address, City or Town	Newark
Entity Address, Postal Zip Code	19711
Entity Address, State or Province	DE
City Area Code	(302)
Local Phone Number	738-6680
Business Contact
Document Information Line Items
Entity Address, Address Line One	20 Raul Wallenberg Street
Entity Address, Address Line Two	Tower A
Entity Address, City or Town	Tel Aviv
Entity Address, Postal Zip Code	6971916
Entity Address, Country	IL
City Area Code	(+972)
Local Phone Number	(3) 610-3100